Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Registrant Name	CASH AMERICA INTERNATIONAL INC
Entity Central Index Key	0000807884